Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of the Company’s principal executive officer (the “PEO”) and its other named executive officers (the “Non-PEO NEOs”) as presented in the Summary Compensation Table on page 12 of this proxy statement, (ii) the “compensation actually paid” to the Company’s PEO and its Non-PEO NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (“Item 402(v)”) and does not necessarily reflect value realized by the executives or how the Company’s compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total to non-PEO named executive officers(1)	Average compensation actually paid to non-PEO named executive officers(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss	Revenue
2022	$455,971	$313,558	$226,513		$92	$(5,132,000)	$5,884,000
2023	$316,593	$299,404	$214,933	$170,602	$79	$(4,648,000)	$12,230,000
2024	$317,952	$317,952	$265,501	$160,792	$90	$(4,347,000)	$17,779,000

(1) Our PEO was Dennis Calvert for each of the fiscal years presented above. Our non-PEO NEOs reflected in this table are Kenneth R. Code, Joseph L. Provenzano, and Charles K. Dargan II. Amounts in this column represent the total compensation paid to our PEO in each listed fiscal year as shown in our Summary Compensation Table or, for our NEOs other than our PEO, the average amount of the total compensation paid to our NEOs as shown in the "Total" column of our Summary Compensation Table for the applicable fiscal year.

(2) Compensation Actually Paid represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

PEO Total Compensation Amount	$ 317,952	$ 316,593	$ 455,971
PEO Actually Paid Compensation Amount	$ 317,952	299,404	313,558
Adjustment To PEO Compensation, Footnote
	2022		2023		2024
	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(196,173)	$(39,020)	$(17,189)	$(31,512)	$-	$(102,446)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$-	$-	$-	$-	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted in any prior FY that are outstanding and unvested as of the end of the covered FY	$-	$35,014	$-	$-	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted in the covered FY that are outstanding and vested as of the end of the covered FY	$56,248	$20,967	$11,807	$29,193	$-	$-
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(2,488)	$(533)	$-	$7,500	$-	$(41,000)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$-	$-	$-	$-	$-	$-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$-	$-	$-	$-	$-	$-
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$-	$-	$-	$-	$-	$-
Total adjustments	$(142,413)	$16,428	$(5,382)	$5,181	$-	$(143,446)

Non-PEO NEO Average Total Compensation Amount	$ 265,501	214,933	226,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 160,792	170,602
Compensation Actually Paid vs. Total Shareholder Return

Pay versus Performance Descriptive Disclosure

Compensation Actually Paid Versus Total Shareholder Return

The graph below reflects the relationship between the PEO and average non-PEO NEOs compensation actually paid as set forth in the table above, and the Company's cumulative Total Shareholder Return (TSR). TSR assumes an initial fixed investment of $100 at December 31, 2021 into the Company’s common stock, and returns $92 as of December 31, 2022, $79 at December 31, 2023, and $90 at December 31, 2024.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Versus Net Income (Loss)

The graph below reflects the relationship between the PEO and average non-PEO NEOs compensation actually paid and the Company's net loss for the years ended December 31, 2022, 2023 and 2024 of $5,132,000, $4,648,000, and $4,347,000, respectively.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid Versus Revenue

The graph below reflects the relationship between the PEO and average non-PEO NEOs compensation actually paid and the Company's revenue for the years ended December 31, 2022, 2023, and 2024 of $5,884,000, $12,230,000 and $17,779,000, respectively.

Total Shareholder Return Amount	$ 90	79	92
Net Income (Loss)	$ (4,347,000)	$ (4,648,000)	$ (5,132,000)
Company Selected Measure Amount	17,779,000	12,230,000	5,884,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (5,382)	$ (142,413)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(17,189)	(196,173)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,807	56,248
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,488)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,446)	5,181	16,428
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,446)	(31,512)	(39,020)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	35,014
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	29,193	20,967
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,000)	7,500	(533)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0